Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Restricted Cash	$ 984	$ 872
Mineral property, plant and equipment	118,126	121,851
Total non-current assets	119,110	122,723
Current assets
Receivable from related party	0	17
Amounts receivable and prepaid expenses	1,908	2,908
Cash and cash equivalents	16,142	18,200
Total current assets	18,050	21,125
Total Assets	137,160	143,848
Capital and reserves
Share capital	702,755	702,950
Reserves	127,312	117,292
Deficit	(732,870)	(696,958)
Total equity	97,197	123,284
Non-current liabilities
Trade and other payables	548	338
Total non-current liabilities	548	338
Current liabilities
Convertible notes liability	2,750	2,197
Derivative on convertible notes	35,305	16,687
Payables to related parties	267	287
Trade and other payables	1,093	1,055
Total current liabilities	39,415	20,226
Total liabilities	39,963	20,564
Total Equity and Liabilities	$ 137,160	$ 143,848